Flat Rock Enhanced Income Fund
Schedule of Investments
September 30, 2023 - (Unaudited)
1
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 92.69%
Principal
Amount Fair Value
ABPCI Direct Lending Fund ABS II LLC, Series 2022-2A, Class C, 8.24%,
3/1/2032
(b),(c)
$ 3,000,000 $ 2,620,361
ABPCI Direct Lending Fund CLO I LLC, Series 2023-12A, Class E, 14.48%,
4/29/2035 (TSFR3M + 968bps)
(c)(d)
6,200,000 6,297,024
Allegro CLO Ltd., Series 2018-2A, Class E, 11.47%, 7/15/2031 (TSFR3M +
590bps)
(c)(d)
5,550,000 4,797,063
Anchorage Capital CLO Ltd., Series 2014-4RA, Class E, 11.13%, 1/28/2031
(TSFR3M + 576bps)
(c)(d)
1,200,000 1,081,798
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 14.24%,
7/20/2033 (TSFR3M + 891bps)
(c)(d)
1,000,000 973,951
BCC Middle Market CLO LLC, Series 2023-1A, Class E, 15.21%, 7/20/2035
(TSFR3M + 984bps)
(c)(d)
3,750,000 3,735,756
BlackRock Maroon Bells CLO XI LLC, Series 2022-1A, Class E, 14.81%,
10/15/2034 (TSFR3M + 950bps)
(c)(d)
4,387,500 4,368,657
Brightwood Capital MM CLO Ltd., Series 2020-1A, Class ER, 13.71%,
1/15/2031 (TSFR3M + 872bps)
(b),(c)(d)
13,000,000 12,535,518
CIFC-LBC Middle Market CLO LLC, Series 2023-1A, Class E, 14.51%,
10/20/2035 (TSFR3M + 930bps)
(c)(d)
3,750,000 3,712,500
Great Lakes CLO Ltd., Series 2021-5A, Class E, 13.07%, 4/15/2033
(TSFR3M + 776bps)
(c)(d)
9,950,000 9,147,758
HPS Private Credit CLO LLC, Series 2023-1A, Class E, 15.11%, 7/15/2035
(TSFR3M + 985bps)
(c)(d)
11,000,000 11,081,034
Ivy Hill Middle Market Credit Fund XIV Ltd., Series 14-A, Class D, 12.64%,
4/18/2030 (TSFR3M + 707bps)
(c)(d)
12,250,000 11,898,702
Ivy Hill Middle Market Credit Fund, Inc., Series 7A, Class ERR, 14.01%,
10/20/2033 (TSFR3M + 868bps)
(c)(d)
3,000,000 2,877,971
MCF CLO IV LLC, Series 2014-1A, Class ERR, 13.96%, 10/20/2033
(TSFR3M +865bps)
(c)(d)
1,500,000 1,450,455
MCF CLO IX Ltd., Series 2019-1A, Class E, 13.47%, 7/17/2031 (3MO
LIBOR + 790bps)
(c)(d)
4,985,000 4,820,935
MCF CLO VIII Ltd., Series 2018-1A, Class E, 12.90%, 7/18/2030 (TSFR3M
+ 759bps)
(c)(d)
2,000,000 1,918,293
Monroe Capital MML CLO Ltd., Series 2019-2A, Class E, 14.31%,
10/15/2031 (TSFR3M + 896bps)
(c)(d)
3,000,000 2,951,937
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 14.18%,
5/20/2033 (TSFR3M + 880bps)
(c)(d)
6,000,000 5,694,272
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 14.01%,
11/22/2033 (TSFR3M + 862bps)
(d)
2,000,000 1,863,323
Monroe Capital MML CLO Ltd., Series 2023-1A, Class E, 14.52%,
9/23/2035 (TSFR3M + 950bps)
(c)(d)
3,000,000 2,940,000
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 12.47%,
4/15/2030 (TSFR3M + 716bps)
(c)(d)
1,250,000 1,153,527
Monroe Capital MML CLO VII Ltd., Series 2018-2A, Class E, 12.90%,
11/22/2030 (TSFR3M + 751bps)
(c)(d)
6,000,000 5,757,824
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 14.01%,
11/22/2033 (TSFR3M + 862bps)
(c)(d)
4,200,000 3,912,978

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
September 30, 2023 - (Unaudited)
2
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)
— 92.69%
- continued
Principal
Amount Fair Value
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER, 11.55%,
5/20/2034 (TSFR3M + 875bps)
(c)(d)
$ 4,500,000 $ 4,318,930
Mountain View CLO LLC, Series 2017-1A, Class E, 12.02%, 10/16/2029
(TSFR3M + 671bps)
(c)(d)
1,750,000 1,606,145
Rad CLO Ltd., Series 2018-2A, Class ER, 11.57%, 10/15/2031 (TSFR3M +
626bps)
(c)(d)
3,600,000 3,306,457
Sound Point CLO Ltd., Series 2017-1A, Class E, 11.57%, 1/23/2029
(TSFR3M + 622bps)
(c)(d)
3,000,000 2,514,223
TCP Whitney CLO Ltd., Series 2017-1A, Class ER, 13.80%, 8/22/2033
(TSFR3M + 842bps)
(c)(d)
4,000,000 3,810,017
Wind River CLO Ltd., Series 2017-4A, Class E, 11.44%, 11/20/2030
(TSFR3M + 606bps)
(c)(d)
1,250,000 1,114,201
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $121,859,941) 124,261,610
SHORT-TERM INVESTMENTS - 5.12%
MONEY MARKET FUNDS - 5.12%
First American Government Obligations Fund, Class X, 5.26%
(e)
6,862,464 6,862,464
TOTAL SHORT-TERM INVESTMENTS (Cost $6,862,464) 6,862,464
TOTAL INVESTMENTS — 97.81% (Cost $128,722,405) 131,124,074
Other Assets in Excess of Liabilities — 2.19% 2,937,851
NET ASSETS — 100.00% $ 134,061,925
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Illiquid security. Security is being fair valued in accordance with the Trust's fair valuation policies and represents 11.31 % of the Fund's net assets.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as September 30, 2023 was $122,398,287, representing 91.30% of net assets.
(d) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e) Rate disclosed is the seven day effective yield as of September 30, 2023.
LIBOR - London Interbank Offered Rate
TSFR3M - 3 Month Term Secured Overnight Financing Rate